Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Statement of Financial Position [Abstract]
Trade receivable, allowance for credit loss | $	$ 594	$ 1,583
Common stock, shares authorized (in shares)	234,566,473	203,272,704
Common stock shares outstanding (in shares)	234,524,697	203,230,928
Treasury Stock, Common, Shares	41,776
Common stock, shares authorized (in shares)	3,454,112,863	3,454,112,863